Earnings Per Share	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE
26	EARNINGS PER SHARE

(a)	Basic

Basic earnings per ordinary share for the financial year ended are calculated by dividing earnings for the financial year attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the financial year.

	For the financial year end
	March 31, 2023	March 31, 2024	March 31, 2025
	USD	USD	USD
Profit for the financial year attributable to the owners of the Company	4,354,092	3,281,352	2,815,261
Weighted average number of ordinary shares in issue	22,500,000	22,500,000	23,342,466
Basic earnings per ordinary share	0.19	0.15	0.12

(b)	Diluted

Diluted earnings per ordinary share for the financial year is calculated by dividing the profit for the financial year attributable to equity holders of the parent by the weighted average number of ordinary shares outstanding during the financial year adjusted for the effects of dilutive potential ordinary shares.